Financial Statement Schedule I - Condensed Financial Information of Parent Company Balance Sheets (Parenthetical) (Details)	Dec. 31, 2024 $ / shares shares	Dec. 31, 2023 $ / shares shares	Sep. 18, 2015 $ / shares shares	Sep. 18, 2015 ¥ / shares shares
Condensed Financial Statements Captions [Line Items]
Ordinary shares, par value | (per share)			$ 0.00005	¥ 0.0003
Ordinary shares, shares authorized			1,000,000,000	1,000,000,000
Ordinary shares, shares issued			1	1
Class A Ordinary Shares
Condensed Financial Statements Captions [Line Items]
Ordinary shares, par value | $ / shares	$ 0.00005	$ 0.00005
Ordinary shares, shares authorized	796,062,195	796,062,195
Ordinary shares, shares issued	3,131,807	3,131,807
Ordinary shares, shares outstanding	2,600,779	2,702,523
Class B Ordinary Shares
Condensed Financial Statements Captions [Line Items]
Ordinary shares, par value | $ / shares	$ 0.00005	$ 0.00005
Ordinary shares, shares authorized	826,389	826,389
Ordinary shares, shares issued	826,389	826,389
Ordinary shares, shares outstanding	826,389	826,389
Class C Ordinary Shares
Condensed Financial Statements Captions [Line Items]
Ordinary shares, par value | $ / shares	$ 0.00005	$ 0.00005
Ordinary shares, shares authorized	203,111,416	203,111,416
Ordinary shares, shares issued	3,332,062	3,332,062
Ordinary shares, shares outstanding	3,332,062	3,332,062
Parent Company | Class A Ordinary Shares
Condensed Financial Statements Captions [Line Items]
Ordinary shares, par value | $ / shares	$ 0.00005	$ 0.00005
Ordinary shares, shares authorized	796,062,195	796,062,195
Ordinary shares, shares issued	3,131,807	3,131,807
Ordinary shares, shares outstanding	2,600,779	2,702,523
Parent Company | Class B Ordinary Shares
Condensed Financial Statements Captions [Line Items]
Ordinary shares, par value | $ / shares	$ 0.00005	$ 0.00005
Ordinary shares, shares authorized	826,389	826,389
Ordinary shares, shares issued	826,389	826,389
Ordinary shares, shares outstanding	826,389	826,389
Parent Company | Class C Ordinary Shares
Condensed Financial Statements Captions [Line Items]
Ordinary shares, par value | $ / shares	$ 0.00005	$ 0.00005
Ordinary shares, shares authorized	203,111,416	203,111,416
Ordinary shares, shares issued	3,332,062	3,332,062
Ordinary shares, shares outstanding	3,332,062	3,332,062